FINANCIAL ASSETS AND LIABILITIES - Gains and Losses (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	$ 1
Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	(5)	$ 1			$ 4
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI		1			1	$ 6	$ 31
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	0	0	$ 0	$ 0	0	0	0
Not designated as hedging instruments - economic hedges
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (loss) from derivatives	(2)	(1)			4	6	20
Foreign exchange contracts | Not designated as hedging instruments - economic hedges
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (loss) from derivatives	(2)
Cost of services. | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI		1			4
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI		1			1	7	19
Cost of services. | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	(5)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	$ 1
Selling, general and administrative expense. | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI						(1)	12
Other expenses | Foreign exchange contracts | Not designated as hedging instruments - economic hedges
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (loss) from derivatives		$ (1)			$ 4	$ 6	$ 20